CASH AND CASH EQUIVALENT (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Cash and Cash Equivalents

At December 31 this account comprises:

	2016	2017
Cash on hand	5,944	16,468
In-transit remittances	7,931	2,798
Bank accounts	475,025	493,666
Time deposits	112,023	113,248
Mutual funds	6,027	—

	606,950	626,180

Summary of Reconcile to the Amount of Cash Shown in the Statement of Cash Flow

The above figures reconcile to the amount of cash shown in the statement of cash flows at the end of the financial year as follows:

	2016	2017
Cash and Cash Equivalent	606,950	626,180
Bank overdrafts (Note 19)	(8,396)	(120)

Balances of the statement of cash flows	598,554	626,060